Future Minimum Lease Payments Under Non Cancellable Capital Lease Arrangements (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Capital Lease Obligations [Abstract]
2014	$ 8,796	53,247
2015	4,247	25,712
2016	3,939	23,844
2017	8,084	48,939
2018 and thereafter	137,688	833,525
Total minimum lease payments	162,754	985,267
Less: amount representing interest	(104,651)	(633,528)
Present value of remaining minimum lease payments	$ 58,103	351,739